Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Legal and professional fees	$ 1,675,962	$ 160,057	$ 3,044,803	$ 791,522	$ 0	$ 1,913,373
Formation					618,884	0
Insurance	6,036	131,853	22,566	262,257	107,221	528,861
Other operating costs	110,714	79,833	207,924	160,954	25,735	267,883
Operating cost—related party	30,000	30,000	60,000	60,000	24,193	120,000
Loss from operations	(1,822,712)	(401,743)	(3,335,293)	(1,274,733)	(776,033)	(2,830,117)
Other income (expense):
Interest income on marketable securities held in Trust Account	365,224	368,774	1,305,870	386,945	2,137	3,984,431
Recovery of offering costs allocated to warrants	425,040	0	425,040	0
Change in fair value of warrant liabilities	(378,624)	1,527,600	(1,252,800)	8,262,960	10,944,240	13,179,936
Warrant issuance costs					(710,081)
Total other income, net	411,640	1,896,374	478,110	8,649,905	10,236,296	17,164,367
Net (loss) income	$ (1,411,072)	$ 1,494,631	$ (2,857,183)	$ 7,375,172	$ 9,460,263	$ 14,334,250
Class A common stock [Member]
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	2,896,555	27,600,000	5,489,734	27,600,000	7,546,875	27,600,000
Weighted Average Number of Shares Outstanding, Diluted	2,896,555	27,600,000	5,489,734	27,600,000	7,546,875	27,600,000
Basic net income per share	$ (2.21)	$ 0.05	$ (0.97)	$ 0.22	$ 1.96	$ 0.44
Diluted net income per share	$ (2.21)	$ 0.05	$ (0.97)	$ 0.22	$ 1.96	$ 0.44
Class B Common Stock [Member]
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	6,900,000	6,900,000	6,900,000	6,900,000	6,684,375	6,900,000
Weighted Average Number of Shares Outstanding, Diluted	6,900,000	6,900,000	6,900,000	6,900,000	6,684,375	6,900,000
Basic net income per share	$ 0.72	$ 0.03	$ 0.36	$ 0.2	$ (0.8)	$ 0.3
Diluted net income per share	$ 0.72	$ 0.03	$ 0.36	$ 0.2	$ (0.8)	$ 0.3